Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 18,662,765	$ 17,901,845	$ 16,112,268
Investment in securities at fair value through profit or loss	186,284	550,068	1,127,841
Investment in Securities Measured At Fair Value Through Other Comprehensive Income	315,761	0	0
Derivative financial instruments	18,098	6,570	0
Accounts receivable, net	3,867,110	3,486,354	3,626,878
Due from related parties	13,674	99	326
Inventories	4,710,207	4,575,596	4,727,333
Current biological assets	2,043,237	2,073,526	1,942,193
Prepaid expenses and other current assets	1,227,196	1,131,870	638,671
Assets held for sale	52,916	49,068	49,523
Total currents assets	31,097,248	29,774,996	28,225,033
Non-current assets:
Property, plant and equipment, net	18,556,646	18,018,176	17,320,041
Right-of-use assets	822,732	0	0
Non-current biological assets	1,818,911	1,721,728	1,617,503
Deferred income tax	245,272	103,826	80,670
Goodwill	1,578,994	1,631,771	1,631,094
Intangible assets	772,640	949,355	1,040,042
Other non-current assets	810,048	665,742	643,006
Total non-currents assets	24,605,243	23,090,598	22,332,356
Total assets	55,702,491	52,865,594	50,557,389
Current liabilities:
Short-term debt	3,440,399	3,427,820	2,852,400
Current portion of long-term debt	0	64,973	842,651
Derivative financial instruments		0	6,821
Trade payable and other accounts payable	5,158,827	5,196,347	4,740,366
Lease liabilities	149,538	0	0
Income tax payable	82,665	248,290	731,654
Due to related parties	76,704	147,514	55,252
Total current liabilities	8,908,133	9,084,944	9,229,144
Long term liabilities:
Long-term debt, excluding current installments	1,488,208	1,544,807	1,553,973
Lease liabilities	653,512	0	0
Deferred income tax	3,904,493	3,767,320	3,843,379
Employee benefits	487,810	302,818	252,965
Total long term liabilities	6,534,023	5,614,945	5,650,317
Total liabilities	15,442,156	14,699,889	14,879,461
Equity:
Capital stock	1,174,432	1,174,432	1,174,432
Share premium	414,516	414,470	414,385
Reserve for repurchase of shares	1,308,367	562,047	493,141
Retained earnings	36,424,411	34,792,320	32,367,912
Accumulated other comprehensive income	(19,771)	(307)	0
Foreign currency translation reserve	1,073,925	1,273,671	1,268,021
Actuarial remeasurements, net	(195,905)	(120,378)	(98,938)
Equity attributable to controlling interest	40,179,975	38,096,255	35,618,953
Non-controlling interest	80,360	69,450	58,975
Total equity	40,260,335	38,165,705	35,677,928
Commitments
Contingencies
Susequent events		0	0
Total liabilities and equity	$ 55,702,491	$ 52,865,594	$ 50,557,389